Condensed Financial Information of the Company	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE COMPANY

SCHEDULE 1—CONDENSED FINANCIAL INFORMATION OF THE COMPANY

Balance Sheets

(In thousands, except for shares and per share data)

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	32,314	66,345	10,168
Short term investments	36,416	35,303	5,410
Other receivables and amounts due from subsidiaries and affiliates	1,378,556	651,533	99,853
Total current assets	1,447,286	753,181	115,431
Non-current assets:
Investment in subsidiaries	2,855,907	3,111,767	476,899
Investment in an affiliate	10,670	9,586	1,469
Total assets	4,313,863	3,874,534	593,799

LIABILITIES AND SHAREHOLDERS’ EQUITY:
Current liabilities:
Other payables and accrued expenses	1,330,068	915,738	140,343
Amounts due to subsidiaries	785,608	1,125,237	172,450
Non-current liabilities:
Refundable share rights deposits (Including refundable share rights deposits of the consolidated VIE of RMB266,901 and nil as of December 31, 2019 and 2020, respectively)	266,901	—	—
Total liabilities	2,382,577	2,040,975	312,793
Ordinary shares (Authorized shares:10,000,000,000 at US$0.001 each; issued 1,252,367,264 and 1,073,891,784 shares, of which 1,073,891,784 and 1,073,891,784 shares were outstanding as of December 31, 2019 and 2020, respectively)	9,235	8,089	1,240
Treasury stock	(1,146)	—	—
Additional paid-in capital	393	—	—
Retained earnings	1,988,233	1,860,465	285,129
Accumulated other comprehensive loss	(65,429)	(34,995)	(5,363)
Total equity	1,931,286	1,833,559	281,006
Total liabilities and shareholders’ equity	4,313,863	3,874,534	593,799

Statements of Income and Comprehensive Income

(In thousands)

	Year Ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
General and administrative expenses	(6,973)	(6,480)	(4,204)	(644)
Selling expenses	—	(281)	281	43
Interest income	10,624	1,767	1,044	160
Equity in earnings of subsidiaries and an affiliate	606,264	193,926	271,133	41,553
Net Income attributable to the Company’s shareholders	609,915	188,932	268,254	41,112
Other comprehensive (loss) income:
Foreign currency translation adjustments	(10,194)	10,178	9,639	1,477
Unrealized net gains on available-for-sale investments	—	17,231	23,811	3,649
Share of other comprehensive gain (loss) of affiliates	(1,763)	452	(3,016)	(462)
Comprehensive income attributable to the Company’s shareholders	597,958	216,793	298,688	45,776

Statements of Cash Flows

(In thousands)

	Year Ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
OPERATING ACTIVITIES
Net income	609,915	188,932	268,254	41,112
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings of subsidiaries and an affiliate	(606,264)	(193,926)	(271,133)	(41,553)
Compensation expenses associated with stock options	—	393	(393)	(60)
Changes in operating assets and liabilities:
Other receivables	10,644	(4)	26	4
Other payables	1,326,440	1,214	(7,707)	(1,181)
Net cash (used in) from operating activities	1,340,735	(3,391)	(10,953)	(1,678)
Cash flows (used in) generated from investing activities
Purchase of short-term investments	—	(178,371)	(71,382)	(10,940)
Changes in investment in subsidiaries and an affiliate	81,129	(6,623)	26,195	4,015
Advances to subsidiaries and affiliates	467,995	498,774	660,004	101,150
Proceeds from disposal of short-term investments	—	143,581	73,310	11,235
Net cash generated from investing activities	549,124	457,361	688,127	105,460
Cash flows generated from (used in ) financing activities:
Proceeds on exercise of stock options	3,286	4	—	—
Proceeds of employee and grantee subscriptions	211,054	111,304	—	—
Dividends paid	(326,725)	(435,072)	(388,499)	(59,540)
Repurchase of ordinary shares from open market	(251,220)	(484,015)	—	—
Repayment of subscription from the 521 Plan participants	—	—	(250,312)	(38,362)
Repurchase of ordinary shares from shareholder	(1,318,611)	—	—	—
Net cash generated used in financing activities	(1,682,216)	(807,779)	(638,811)	(97,902)
Net increase (decrease) in cash and cash equivalents	207,643	(353,809)	38,363	(5,880)
Cash and cash equivalents and restricted cash at beginning of year	169,413	366,862	32,314	4,952
Effect of exchange rate changes on cash and cash equivalents	(10,194)	19,261	(4,332)	(664)
Cash and cash equivalents and restricted cash at end of year	366,862	32,314	66,345	10,168

Note to Schedule 1

(In thousands, except for shares)

Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to the financial position, cash flows and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries (including variable interest entities) together exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

As of December 31, 2020, RMB1,455,605 of the restricted capital and reserves are not available for distribution, and as such, the condensed financial information of the Company has been presented for the years ended December 31, 2018, 2019 and 2020.

During each of the three years in the period ended December 31, 2020, no dividend was paid by the Group’s subsidiaries to the Company in 2018, 2019 and 2020.

As of December 31, 2020, there were no material contingencies, significant provisions of long-term obligations, and mandatory dividend or redemption requirements of redeemable shares or guarantees of the Company except for those which have been separately disclosed in the consolidated financial statements, if any.

Basis of preparation

The condensed financial information of the Company has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Group as of December 31, 2019 and 2020 and the years ended 2018, 2019 and 2020.